Annual Total Returns - Fidelity High Income Fund [BarChart] - 04.30 Fidelity Global High Income Fund & Fidelity High Income Fund - AMCIZ Combo PRO-13 - Fidelity High Income Fund	Jun. 29, 2021
Bar Chart Table:
Annual Return, Inception Date	Dec. 04, 2018
Fidelity Advisor High Income Fund Class A
Bar Chart Table:
Annual Return 2019	13.92%
Annual Return 2020	2.03%